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For Internal Use Only
Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust

3. Class of New Derivative Securities Product:
Ownership of the Trust

4. Name of Underlying Instrument:
VelocityShares Daily 4X Long USD vs. GBP Index Due November 22, 2032

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
DGBP

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Various

8. Settlement Methodology of New Derivative Securities Product:
See Prospectus

9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

17019618

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael J. Cardin

Title:
Director
Member Regulation Department

Telephone Number:
312-663-2204

Manual Signature of Official Responsible for Form:
Michael Cardin

Date:
December 12, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 14 2017